Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivables [Line Items]
Allowance for doubtful accounts receivable	$ 58.3	$ 57.4	$ 54.3